Reportable Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
REPORTABLE SEGMENT INFORMATION
REPORTABLE SEGMENT INFORMATION
The Company reports its segment information in the same way that management internally organizes its business for assessing performance and making decisions regarding allocation of resources in accordance with the Segment Reporting Topic of the ASC. The Company has determined that it has four reportable operating segments: Paint Stores Group, Consumer Group, Global Finishes Group and Latin America Coatings Group (individually, a "Reportable Segment" and collectively, the “Reportable Segments”). Factors considered in determining the four Reportable Segments of the Company include the nature of business activities, the management structure directly accountable to the Company’s chief operating decision maker (CODM) for operating and administrative activities, availability of discrete financial information and information presented to the Board of Directors. The Company reports all other business activities and immaterial operating segments that are not reportable in the Administrative segment. See pages 8 through 17 of this report for more information about the Reportable Segments.
The Company’s CODM has been identified as the Chief Executive Officer because he has final authority over performance assessment and resource allocation decisions. Because of the diverse operations of the Company, the CODM regularly receives discrete financial information about each
Reportable Segment as well as a significant amount of additional financial information about certain divisions, business units or subsidiaries of the Company. The CODM uses all such financial information for performance assessment and resource allocation decisions. The CODM evaluates the performance of and allocates resources to the Reportable Segments based on profit or loss before income taxes and cash generated from operations. The accounting policies of the Reportable Segments are the same as those described in Note 1 of this report.
The Paint Stores Group consisted of 4,180 company-operated specialty paint stores in the United States, Canada, Puerto Rico, Virgin Islands, Grenada, Trinidad and Tobago, St. Maarten, Jamaica, Curacao, Aruba, St. Lucia and Barbados at December 31, 2016. Each store in this segment is engaged in the related business activity of selling paint, coatings and related products to end-use customers. The Paint Stores Group markets and sells Sherwin-Williams® branded architectural paint and coatings, protective and marine products, OEM product finishes and related items. These products are produced by manufacturing facilities in the Consumer Group. In addition, each store sells select purchased associated products. The loss of any single customer would not have a material adverse effect on the business of this segment. During 2016, this segment opened 94 net new stores, consisting of 109 new stores opened (86 in the United States, 21 in Canada, 1 in Aruba and 1 in Barbados) and 15 stores closed (9 in the United States and 6 in Canada). In 2015 and 2014, this segment opened 83 and 95 net new stores, respectively. A map on the cover flap of this report shows the number of paint stores and their geographic location. The CODM uses discrete financial information about the Paint Stores Group, supplemented with information by geographic region, product type and customer type, to assess performance of and allocate resources to the Paint Stores Group as a whole. In accordance with ASC 280-10-50-9, the Paint Stores Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment.
The Consumer Group develops, manufactures and distributes a variety of paint, coatings and related products to third-party customers primarily in the United States and Canada and the Paint Stores Group. Approximately 64 percent of the total sales of the Consumer Group in 2016 were intersegment transfers of products primarily sold through the Paint Stores Group. Sales and marketing of certain controlled brand and private labeled products is performed by a direct sales staff. The products distributed through third-party customers are intended for resale to the ultimate end-user of the product. The Consumer Group had sales to certain customers that, individually, may be a significant portion of the sales of the segment. However, the loss of any single customer would not have a material adverse effect on the overall profitability of the segment. This segment incurred most of the Company’s capital expenditures related to ongoing environmental compliance measures at sites currently in operation. The CODM uses discrete financial information about the Consumer Group, supplemented with information by product type and customer type, to assess performance of and allocate resources to the Consumer Group as a whole. In accordance with ASC 280-10-50-9, the Consumer Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment.
The Global Finishes Group develops, licenses, manufactures, distributes and sells a variety of protective and marine products, automotive finishes and refinish products, OEM product finishes and related products in North and South America, Europe and Asia. This segment meets the demands of its customers for a consistent worldwide product development, manufacturing and distribution presence and approach to doing business. This segment licenses certain technology and trade names worldwide. Sherwin-Williams® and other controlled brand products are distributed through the Paint Stores Group and this segment’s 288 company-operated branches and by a direct sales staff and outside sales representatives to retailers, dealers, jobbers, licensees and other third-party distributors. During 2016, this segment opened 5 new branches (3 in the United States and 2 in Canada) and closed 13 branches (10 in the United States, 2 in Canada and 1 in Chile) for a net decrease of 8 branches. At December 31, 2016, the Global Finishes Group consisted of operations in the United States and subsidiaries in 34 foreign countries. The CODM uses discrete financial information about the Global Finishes Group reportable segment, supplemented with information about geographic divisions, business units and subsidiaries, to assess performance of and allocate resources to the Global Finishes Group as a whole. In accordance with ASC 280-10-50-9, the Global Finishes Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment. A map on the cover flap of this report shows the number of branches and their geographic locations.
The Latin America Coatings Group develops, licenses, manufactures, distributes and sells a variety of architectural paint and coatings, protective and marine products, OEM product finishes and related products in North and South America. This segment meets the demands of its customers for consistent regional product development, manufacturing and distribution presence and approach to doing business. Sherwin-Williams® and other controlled brand products are distributed through this segment’s 339 company-operated stores and by a direct sales staff and outside sales representatives to retailers, dealers, licensees and other third-party distributors. During 2016, this segment opened 49 new stores (31 in South America and 18 in Mexico) and closed 1 store in South America for a net increase of 48 stores. At December 31, 2016, the Latin America Coatings Group consisted of operations from subsidiaries in 9 foreign countries and 4 foreign joint ventures. The CODM uses discrete financial information about the Latin America Coatings Group, supplemented with information about geographic divisions, business units and subsidiaries, to assess performance of and allocate resources to the Latin America Coatings Group as a whole. In accordance with ASC 280-10-50-9, the Latin America Coatings Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment. A map on the cover flap of this report shows the number of stores and their geographic locations.
The Administrative segment includes the administrative expenses of the Company’s corporate headquarters site. Also included in the Administrative segment was interest expense, interest and investment income, certain expenses related to closed facilities and environmental-related matters, and other expenses which were not directly associated with the Reportable Segments. The Administrative segment did not include any significant foreign operations. Also included in the Administrative segment was a real estate management unit that is responsible for the ownership, management and leasing of non-retail properties held primarily for use by the Company, including the Company’s headquarters site, and disposal of idle facilities. Sales of this segment represented external leasing revenue of excess headquarters space or leasing of facilities no longer used by the Company in its primary businesses. Material gains and losses from the sale of property are infrequent and not a significant operating factor in determining the performance of the Administrative segment.
Net external sales of all consolidated foreign subsidiaries were $1,722,246, $1,788,955 and $2,203,804 for 2016, 2015 and 2014, respectively. Segment profit of all consolidated foreign subsidiaries was $60,059, $75,773 and $115,629 for 2016, 2015 and 2014, respectively. Net external sales and segment profit were adversely affected by unfavorable currency translation rate changes. Domestic operations accounted for the remaining net external sales and segment profits. Long-lived assets consisted of Property, plant and equipment, Goodwill, Intangible assets, Deferred pension assets and Other assets. The aggregate total of long-lived assets for the Company was $3,125,222, $3,132,981 and, $3,139,272 at December 31, 2016, 2015 and 2014, respectively. Long-lived assets of consolidated foreign subsidiaries totaled $477,889, $497,528 and $551,364 at December 31, 2016, 2015 and 2014, respectively. Total Assets of the Company were $6,752,521, $5,778,937 and $5,699,333 at December 31, 2016, 2015 and 2014, respectively. Total assets of consolidated foreign subsidiaries were $1,233,666, $1,172,064 and $1,359,991, which represented 18.3 percent, 20.3 percent and 23.9 percent of the Company’s total assets at December 31, 2016, 2015 and 2014, respectively. No single geographic area outside the United States was significant relative to consolidated net sales or operating profits. Export sales and sales to any individual customer were each less than 10 percent of consolidated sales to unaffiliated customers during all years presented.
In the reportable segment financial information that follows, Segment profit was total net sales and intersegment transfers less operating costs and expenses. Identifiable assets were those directly identified with each reportable segment. The Administrative segment assets consisted primarily of cash and cash equivalents, investments, deferred pension assets and headquarters property, plant and equipment. The margin for each reportable segment was based upon total net sales and intersegment transfers. Domestic intersegment transfers were primarily accounted for at the approximate fully absorbed manufactured cost, based on normal capacity volumes, plus customary distribution costs for paint products. Non-paint domestic and all international intersegment transfers were accounted for at values comparable to normal unaffiliated customer sales. All intersegment transfers are eliminated within the Administrative segment.

(millions of dollars)	2016
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,790	$1,585	$1,889	$587	$5	$11,856
Intersegment transfers		2,775	15	39	(2,829)
Total net sales and intersegment transfers	$7,790	$4,360	$1,904	$626	$(2,824)	$11,856
Segment profit (loss) (1)	$1,623	$319	$239	$(17)		$2,164
Interest expense (2)					$(154)	(154)
Administrative expenses and other (3)					(415)	(415)
Income before income taxes	$1,623	$319	$239	$(17)	$(569)	$1,595
Reportable segment margins	20.8%	7.3%	12.6%	(2.7)%
Identifiable assets	$1,779	$2,005	$818	$369	$1,782	$6,753
Capital expenditures	80	99	19	19	22	239
Depreciation	69	47	20	7	29	172

(1) Latin America Coatings Group's segment loss includes goodwill and trademark impairment of $10.7 million.
(2) Includes costs associated with the anticipated acquisition of Valspar totaling $72.8 million.
(3) Includes costs associated with the anticipated acquisition of Valspar totaling $58.4 million.

	2015
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,209	$1,578	$1,916	$631	$5	$11,339
Intersegment transfers		2,736	5	40	(2,781)
Total net sales and intersegment transfers	$7,209	$4,314	$1,921	$671	$(2,776)	$11,339
Segment profit	$1,434	$309	$202	$18		$1,963
Interest expense					$(62)	(62)
Administrative expenses and other					(352)	(352)
Income before income taxes	$1,434	$309	$202	$18	$(414)	$1,549
Reportable segment margins	19.9%	7.2%	10.5%	2.7%
Identifiable assets	$1,685	$1,925	$814	$352	$1,003	$5,779
Capital expenditures	119	61	21	14	19	234
Depreciation	64	47	25	8	26	170

	2014
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$6,852	$1,421	$2,081	$771	$5	$11,130
Intersegment transfers		2,745	8	40	(2,793)
Total net sales and intersegment transfers	$6,852	$4,166	$2,089	$811	$(2,788)	$11,130
Segment profit	$1,201	$253	$201	$40		$1,695
Interest expense					$(64)	(64)
Administrative expenses and other					(373)	(373)
Income before income taxes	$1,201	$253	$201	$40	$(437)	$1,258
Reportable segment margins	17.5%	6.1%	9.6%	4.9%
Identifiable assets	$1,602	$1,883	$874	$427	$913	$5,699
Capital expenditures	87	45	16	8	45	201
Depreciation	58	48	28	9	26	169